Significant Accounting Policies - Summary of Estimated Impact of IFRS 15 on Income Statement Items (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net sales	kr 201,303	kr 222,608	kr 246,920
Cost of sales	(156,758)	(156,243)	(161,101)
Gross income	44,545	66,365	85,819
Operating income	(38,126)	6,299	21,805
Taxes	4,267	(2,131)	(6,199)
Net income	(35,063)	1,895	kr 13,673
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net sales	201,303	222,608
Cost of sales	(156,758)	(156,243)
Gross income	44,545	66,365
Operating income	(38,126)	6,299
Taxes	4,267	(2,131)
Net income	(35,063)	1,895
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net sales	4,075	(2,292)
Cost of sales	(703)	1,160
Gross income	3,372	(1,132)
Operating income	3,372	(1,132)
Taxes	(742)	249
Net income	2,630	(883)
Restated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net sales	205,378	220,316
Cost of sales	(157,461)	(155,083)
Gross income	47,917	65,233
Operating income	(34,754)	5,167
Taxes	3,525	(1,882)
Net income	kr (32,433)	kr 1,012